Shareholder Report, Holdings (Details) - USCF Daily Target 2X Copper Index ETF	Jun. 30, 2025
Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Micro Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Micro Coppers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Open Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.00%

[1]	Does not round to 0.0%